THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 18, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND INSTITUTIONAL SHARES)

NOTICE OF CLASS C SHARE OFFERING THROUGH PROSPECTUS DATED

DECEMBER 13, 2013

Effective January 2, 2014, the Huntington Dividend Capture Fund and Huntington Situs Fund will offer Class C Shares in a combined Prospectus dated December 13, 2013. Interested shareholders of the Huntington Dividend Capture Fund or Huntington Situs Fund should refer to the Prospectus dated December 13, 2013, for information about the share class offerings of each Fund.

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